UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2008

Check here if Amendment |_|; Amendment Number:

This Amendment (Check only one.): |_| is a restatement.
                                  |_| adds new holdings entries.
Institutional Investment Manager Filing this Report:

                        Name:                  W.P. Stewart & Co., Ltd.
                        Address:               Trinity Hall
                                               43 Cedar Avenue, P.O. Box HM 2905
                                               Hamilton, Bermuda HM LX
                        Form 13F File Number:  28-1432

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Seth L. Pearlstein
Title:   General Counsel
Phone:   212-750-8585

Signature,                     Place,                and Date of Signing:

/s/ Seth L. Pearlstein         New York, NY          13 February 2009
----------------------         ------------          -----------------

Report Type (Check only one.):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manger are reported in this report and a portion are reported by other reporting manager(s).)


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

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                             0
                                           ---------------------
Form 13F Information Table Entry Total:                       28
                                           ---------------------
Form 13F Information Table Value Total:               $1,334,336
                                           ---------------------
                                                (thousands)
List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.


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

                                 TITLE OF                 VALUE    SHARES/  SH/ PUT/  INVSTMT   OTHER         VOTING AUTHORITY
    NAME OF ISSUER                CLASS        CUSIP     (x$1000)  PRN AMT  PRN CALL  DSCRETN  MANAGERS    SOLE    SHARED    NONE
-----------------------          --------     --------   --------  -------  --- ----  -------  --------   ------  --------  ------
ADOBE SYS INC COM              COMMON STOCK   00724f101     33210  1559896  SH          Sole              1559896
AMAZON COM INC COM             COMMON STOCK   023135106       333     6500  SH          Sole                 6500
AMERICAN EXPRESS CO COM        COMMON STOCK   025816109       256    13817  SH          Sole                13817
AUTOMATIC DATA PROCESSING INC  COMMON STOCK   053015103    107153  2723761  SH          Sole              2723761
BECTON DICKINSON & CO COM      COMMON STOCK   075887109     91206  1333618  SH          Sole              1333618
CHIPOTLE MEXICAN GRILL INC CL  COMMON STOCK   169656204     43640   761742  SH          Sole               761742
DISNEY WALT CO COM DISNEY      COMMON STOCK   254687106     14250   628027  SH          Sole               628027
FASTENAL CO COM                COMMON STOCK   311900104     81928  2350861  SH          Sole              2350861
JOHNSON & JOHNSON COM          COMMON STOCK   478160104       948    15850  SH          Sole                15850
KELLOGG CO COM                 COMMON STOCK   487836108     11490   262041  SH          Sole               262041
MASTERCARD INC CL A            COMMON STOCK   57636q104     90601   633886  SH          Sole               633886
MCGRAW HILL COS INC COM        COMMON STOCK   580645109     49346  2127895  SH          Sole              2127895
MSCI INC CL A                  COMMON STOCK   55354g100     37285  2099395  SH          Sole              2099395
PAYCHEX INC COM                COMMON STOCK   704326107     67779  2579099  SH          Sole              2579099
PEPSICO INC COM                COMMON STOCK   713448108     88087  1608303  SH          Sole              1608303
POLO RALPH LAUREN CORP CL A    COMMON STOCK   731572103     61468  1353612  SH          Sole              1353612
PRAXAIR INC COM                COMMON STOCK   74005p104     32777   552170  SH          Sole               552170
PROCTER & GAMBLE CO COM        COMMON STOCK   742718109     90735  1467721  SH          Sole              1467721
QUALCOMM INC COM               COMMON STOCK   747525103     89022  2484576  SH          Sole              2484576
SCHEIN HENRY INC COM           COMMON STOCK   806407102     28504   776888  SH          Sole               776888
SCHWAB CHARLES CORP NEW COM    COMMON STOCK   808513105     80045  4950225  SH          Sole              4950225
STAPLES INC COM                COMMON STOCK   855030102     60737  3389320  SH          Sole              3389320
STRYKER CORP COM               COMMON STOCK   863667101     12367   309560  SH          Sole               309560
TARGET CORP COM                COMMON STOCK   87612e106     66447  1924341  SH          Sole              1924341
UNITED TECHNOLOGIES CORP COM   COMMON STOCK   913017109     90360  1685812  SH          Sole              1685812
VISA INC COM CL A              COMMON STOCK   92826c839      1306    24900  SH          Sole                24900
WALGREEN CO COM                COMMON STOCK   931422109      1255    50865  SH          Sole                50865
WYETH COM                      COMMON STOCK   983024100      1802    48040  SH          Sole                48040

                                                          1334336           No. of Other Managers       0